Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
16.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of June 30,
	2024	2025
	RMB	RMB
ASSETS
Investment in subsidiaries	22,430,461	45,921,022
Total assets	22,430,461	45,921,022

LIABILITIES
Investment in subsidiaries	-	-
Total liabilities	-	-

Shareholders’ equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 8,700,000 and 12,650,000 Class A ordinary shares issued and outstanding as of June 30, 2024 and 2025 respectively)	631	906
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2024 and 2025, respectively)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	31,500,000	185,821,560
Accumulated deficit	(9,069,539)	(139,900,813)
Total shareholders’ equity	22,430,461	45,921,022

TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	22,430,461	45,921,022

Condensed Statements of operations and comprehensive income

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating profit:
Equity in profit/(loss) of subsidiaries	7,817,760	11,209,523	(130,831,274)

Profit/(loss) before income tax expenses	7,817,760	11,209,523	(130,831,274)
Income tax expenses	-	-	-
Net profit/(loss)	7,817,760	11,209,523	(130,831,274)

Condensed Statements of Cash Flows

There were no cash flow activities of the parent company for the years ended June 30, 2023, 2024 and 2025, respectively.